Basis of preparation, Use of Estimates and Judgments (Q2) (Details)	Oct. 31, 2024
Use of Estimates and Judgments [Abstract]
Remaining ownership percentage	50.00%
MSP [Member]
Use of Estimates and Judgments [Abstract]
Ownership percentage	50.00%